Consolidated Statements of Comprehensive Loss (Parentheticals) $ in Thousands	12 Months Ended
Dec. 31, 2015 CAD ($)
Statement Line Items [Line Items]
Net change in fair value of available-for-sale financial assets, tax	$ 0
Reclassification adjustment relating to available for sale financial assets included in net income (loss), tax	$ 0